Basis of Presentation and Summary of Significant Accounting Policies - Summary of Customers Representing More Than 10% of Accounts Receivable (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
La Liga [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		100.00%
La Liga [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Servicios Liverpool, S.A. de C.V. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%